INTEREST IN SUBSIDIARIES	12 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
INTEREST IN SUBSIDIARIES

ACCOUNTING POLICIES Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.
Ergo and FWGR are the only significant subsidiaries of the Group. They are both wholly owned subsidiaries and are incorporated in South Africa, are primarily involved in the retreatment of surface gold and all their operations are based in South Africa.

A complete list of subsidiaries is provided below:

Name of entity	Activity

Subsidiaries directly held
Ergo Mining Operations Proprietary Limited[1]	Holding company of treasury shares
Ergo Mining Proprietary Limited[1]	Surface gold mining
Far West Gold Recoveries Proprietary Limited[1]	Surface gold mining
East Rand Proprietary Mines Proprietary Limited[1]	Care and maintenance
Crown Gold Recoveries Proprietary Limited[1]	Non - operational
Farrar Park Developments Proprietary Limited[2]	Dormant
Withok Developments Proprietary Limited[2]	Dormant
Crown Consolidated Gold Recoveries Limited[1]	Dormant
West Witwatersrand Gold Holdings Proprietary Limited[1]	Dormant
Rand Leases (Vogelstruisfontein) Gold Mining Company Limited[1]	Dormant
Argonaut Financial Services Proprietary Limited1 #	Dormant
Roodepoort Gold Mine Proprietary Limited[1]	Dormant

Subsidiaries indirectly held
Ergo Business Development Academy NPC[1]	Training centre
Ergo Home Loan Company Proprietary Limited[1]	Employee home loans
West Witwatersrand Gold Mines Proprietary Limited[1]	Dormant
Crown Mines Proprietary Limited[1]	Dormant
City Deep Limited1 #	Dormant
Consolidated Main Reef and Estate Proprietary Limited[1]	Dormant
Tshedza 1 Pre Project Development Proprietary Limited[1]	Dormant
Tshedza 3 Investments Proprietary Limited[1]	Dormant
Ergo Rehabilitation Trust	Dormant
Stellar energy solutions Proprietary Limited[3]	Renewable power producer

[1] 100% owned by DRDGOLD and incorporated in South Africa
[2] 50% owned by DRDGOLD and incorporated in South Africa
[3] Stellar Energy Solutions Proprietary Limited ("Stellar") is incorporated in South Africa and 50.25% owned by Ergo. On 18 August 2025 Ergo increased its shareholding in Stellar to 89.94%.
# Entity has been deregistered in FY2025.